Customer Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.87	1.46	1.46	1.36	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower called and stated payments were sent on XXXX and XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  XXXX - Spoke with the borrower and wanted to know if the account was set up on an auto draft.  The servicer confirmed with the borrower the auto draft was set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Rep provided mailing address for insurance payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.01	1.01	1.01	1.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The most recent contact was to discuss the payment change due to the escrow shortage and a possible refinance.  They stated that the new payment is not affordable as they are on a fixed income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Not Employed	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower called in regards to late charge notice letter sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  An Non Obligor was added and made a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	No	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Co-borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.02	1.01	1.01	1.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Comments on XXXX indicates borrower was advised XX is incomplete. Servicer request for the borrower to send mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower called the Servicer regarding funds set up for the account. The Servicer advised that no funds had been taken from their account. The Borrower scheduled a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.11	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called to schedule a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.74	0.84	0.9	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in to make a payment and the new servicer conducted a welcome call.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.67	0.78	0.97	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower called in to find out if account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower and spouse called in. (Borrower gave verbal authorization to speak with the spouse.) The servicer completed the welcome call and went over the billing statement. Agent advised to disregard statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower stated that they will mail the payment out on XXXX and had questions regarding payment options and the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Adjustment completed XXXX	1	1	1	0.83	1	5	5	2	000000000004334323223221	Yes	No	Other	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	XXXX	MOD	Yes	No	Yes	Modification	No		Modification completed. A 3 month payment deferral was processed on XXXX and a prior forbearance plan was completed.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Spoke to the borrower and they called to confirm insurance on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.34	1.18	1.12	1.09	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  On XXXX the borrower contacted the servicer to go over the options due to the fact that the account was being non escrowed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.11	1.14	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	mod	XXXX	MOD	Yes	Yes	Yes	mod	No		The collection comments indicated that the borrower implemented a loan modification on account in efforts to bring loan current however the full 12 payments were not present on account causing the borrower to be eligible for escrow.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Third party called for verification of mortgage. Servicer said authorization was necessary.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.85	0.91	0.94	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower scheduled payment for XXXX  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1.11	0.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower scheduled a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.69	1.18	1.12	1.13	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Spoke with borrower on XXXX.  Borrower gave authorization to speak with son.  Caller wanted to discuss payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XXXX the Servicer noted receipt of a check in the amount of XXXX and a check in the amount of XXXX for damages to the property.  On XXXX the Servicer noted receipt of a check in the amount of XXXX for an insurance claim. On XXXX the checks for XXXX and XXXX were noted as not endorsed and were sent back for endorsement and missing documentation. Copies of the adjusters report were requested by the Servicer on XXXX A claim document was received on XXXX and the two checks for XXXX and XXXX were mailed for endorsement. On XXXX the check in the amount of XXXX was mailed for a stamp and go claim. It is unclear from the commentary if the claim is closed or the repairs have been completed.  The damage repair amount is estimated at XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0	0.5	0.67	0.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	N/A	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower called to see why insurance was still being escrowed even though she has proof of insurance payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.11	1.73	1	1	1	6	000000000008776543210000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  XXXX - Unauthorized third party called in to obtain the mortgage clause.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.86	0.92	0.95	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower returned servicer call who conducted a welcome call with new servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	1	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in to make a payment for XXXX and set up auto pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1.05	0.82	0.82	0	0	0	0	000000000000000000000000	No	No	Illness - Family	Temporary		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The Borrower called on XXXX in reference to escrows and was provided with the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.83	1	1	1	0	0	0	000000000000000000001000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The most recent contact was a call in to schedule payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	001000000000000000000000	Yes	No	UTD	Resolved		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  A payment in the amount of XXXX and a request to verify bank details was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called regarding billing statement showing 2 payments past due. The servicer confirmed the statement were generated prior to the payments being applied and loan is current and performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called to schedule a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.75	0.88	0.92	0.94	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Rep informed borrower of the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Comments on XXXX indicates borrower called to verify if payment amount is still the same. Agent advised payment is still the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Spoke to the borrower and they called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in to complete a welcome call and discuss finances as well as payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.11	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower called in and we went over account details.  Arlo completed welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	1	0	0	0	000000000000000001000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower stated they got a letter that their insurance had expired, rep informed them to ignore the email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The most recent contact was a call in to accept the insurance referral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Welcome call was completed. Borrower made a payment and set up ACH.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borr called to set up auto ACH effective XXXX. Servicer completed welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower called in to inquire about next due date
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower called to set up account for ACH
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  3rd party authorized called to schedule a payment over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in to set up auto pay and make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.89	0.93	0.95	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Spoke with the borrower on XXXX  Caller advised that their payments should be due the XX of each month.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX  The dispute type is Written and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  The borrower is disputing a double payment made when the loan boarded XXXX.  Borrower sent the request in writing on XXXX  Advised the borrower on XXXX that the dispute can take between 7-14 business days.  borrower requested for a manger.  Stated they cannot wait that loan to get refund.  Refund was sent to the borrower on XXXX.  As of XXXX the borrower stated they have not received payment..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.88	0.95	0.99	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  On XXXX the borrower contacted the servicer to request assistance in filling out the XX form required
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Advised letter received is a notice of service transfer to new lender.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.83	3	1	1	0	000000000000032111000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called to make a payment of XXXX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.91	0.96	1.08	1.06	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  On XXXX the Borrower called the Servicer regarding a late charge notice they received. The Servicer confirmed that there were no late charges on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Comments on XXXX indicates borrower called in reference to loan transferred. Borrower made a one time payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The most recent contact was a call in to advise of the payment being made after the billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The authorized third party called in regarding billing statement should different amount and wanted to confirm auto pay set up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Welcome call completed. Customer said not a good time to speak.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower scheduled their payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in to have auto pay reset to the XX of every month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.84	0.89	0.92	0	0	0	9	000000000000000999987654	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  SpXoke to the borrower and they set up auto payments effective XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  On XXXX the Borrower called the Servicer to make sure that the loan was up to date and the Servicer confirmed it was.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	1	1	3	000000000000000654321000	No	No	UTD	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Contact was made with third party regarding submission of POA.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Retired	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The most recent contact was the new servicer welcome call during which the account information was discussed and verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	0.89	0.67	1	1	1	10	000000000099999876543210	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	XXXX	MOD	Yes	Yes	Yes	Modification	No		The account was on a pandemic forbearance for which payments were deferred and the account was subsequently modified.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borr called in, stating received a latter saying the payment increased and wanted to know why. Servicer advised according to the a1 done the escrow shortage increased. Borr asked what happens if the taxes or either reduces. Servicer advised it will reduce the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.69	0.84	0.9	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	Yes	XXXX	XXXX	Yes	No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.84	0.9	0.93	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Inquiry on status of escrow analysis; a 36 month escrow shortage spread was approved.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the Borrower called the Servicer and made a payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Adjustment completed XXXX.	0.55	0.78	0.96	0.97	0	0	0	5	000000000000000000087654	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.68	1.68	1.68	1.68	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to inquire about current loan amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Roof damage noted XXXX Borrower stated is fighting with insurance company but no evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.01	1.01	1.09	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to discuss the payment increase due to the escrow shortage.  The borrower stated that they pay the insurance and was asked for proof of payment.  They also disputed when the taxes were due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	7	000000000000000009987654	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	XXXX	FB	Yes	No	Yes	Forbearance	No		The account was on a disaster forbearance from XXXX to XXXX at which point they opted out. The account was also previously modified XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The Servicer discussed pending LPI with the borrowers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Adjustment completed XXXX.	0.67	0.83	0.89	0.92	0	0	1	0	000000000000000000000003	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower inquired about address to mail their payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	0.89	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower received W9 and wanted to know if they need to fill it in
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.83	1.42	1.72	1.79	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower scheduled their payment and requested their loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.22	1.17	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX.  The borrower requested the loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.02	1.02	1.02	1.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Authorized third party called in to change the ACH payment from the XX of each month to the XX of each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.11	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.01	1.01	1.01	1.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  XXX -  Borrower called in and stated received a notice that the taxes were delinquent due to being exempt.  The servicer advised the borrower to send in proof of exemption.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.67	0.78	0.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to set up automatic monthly payments to be drafted from bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.88	0.93	0.95	1.05	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.67	0.78	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the 3rd party called the Servicer with questions about the flood insurance policy. The Servicer advised that the insurance was included in the payments and the hazard insurance was being billed separately.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX.  Inbound from spouse, the spouse stated delinquent due to unemployment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to discuss taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.72	0.93	1.01	1.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borr called in to inquire on how to fill in the w-9 form, saying does not pay taxes as is retired. Servicer advised to just fill in the required fields. Borr also requested account be set up for auto ACH. Servicer noted that call dropped while questioning for the routing and account number. Servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	Unable to Contact Borrower	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Retired	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.1	1.05	1.04	1.05	1	0	0	3	001000000000000000000666	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The Borrower called on XXX to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to request customer servicer fax number and email to send delinquent tax notice received, as taxes and insurance are escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.94	0.99	1.02	1	1	1	1	000000000000000432100000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to inquiry why his payment is going up when he pays his own insurance and taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.7	0.88	0.93	0.95	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.84	0.89	1	1	0	0	0	000000000000000001000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	No	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Spoke to the borrower and they scheduled a payment for XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The Servicer informed the borrower payments were made on time.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the borrower contacted the servicer to confirm that the payment made was received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.01	1.01	1.01	1.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.68	0.84	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.24	1.27	1.27	1.28	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in set up ACH to draft on the XX of each month.  Welcome call was also completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  A welcome call was completed to borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1	1	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.04	1.1	1.08	1.06	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Authorized third party called to discuss insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.34	0.89	0.93	0.95	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to make sure tax information transferred over from prior servicer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.67	0.78	0.83	1	4	0	0	000000000000000000022221	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to set up automatic monthly payment to be drafted from their bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to find out if she should fill in the w-9 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.69	0.84	0.9	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Comments on XXX indicates borrower called to let the servicer know that the payment for XXX will be late. Servicer advised borrower they are still protected as they are new with Fay and is on a 60 days grace period of no late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.84	0.9	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower made a one time draft payment in the amount of $XXX, and to make an inquiry into the automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The servicer completed the welcome call and advised the borrower the money left in suspense.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated XXXX, borrower is deceased.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	0.92	0	0	0	12	000000000000999999987655	No	No	Death of Mortgagor	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	XXXX	MOD	Yes	No	Yes	Modification	No		Loan modification was completed on XXXX. Forbearance, extensions and trial payment plan was completed on the account.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The Borrower called on XXX to set up automatic draft on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in from an the unauthorized brother of the borrower requesting escrow information and stating that the borrower is deceased and that they are the administrator of the estate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower’s granddaughter called in they put borrower  on the line, spoke with borrower and gave permission to speak with granddaughter on the loan for life of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.84	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  A payment in the amount of  $XXX was made
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The last contact with the borrower they had questions about their billing statement and why the payments were showing past due. The customer was informed of the cycle date and the payment required.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.35	0.67	0.94	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to make partial payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Adjustment completed XXXX	1	1	1	1	1	1	2	1	000000000000000000043321	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Third party inquired about why the payment went up, rep advised them of not being authorized on the loan.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to make payment inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Servicer contacted borr to follow up on payment. Borr has ACG set from account. Servicer noted payment drafted with confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called about XX and refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Authorized 3rd party called regarding loan account. The servicer conducted and completed conducted welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.68	1.39	1.37	1.11	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The Borrower called on XXX in reference to scheduled payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.87	0.7	0.79	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the borrower contacted the servicer to discuss billing statement on account as well as payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1.03	1.17	1.22	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to verify the payment due date and to set up auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The third party scheduled a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the potential SII called to inquire why the bill showed that the payment was past due. The Servicer advised if the payment was made after the due date the bill would be generated with a late payment. The Servicer also advised the potential SII that they did not have documents to authorize them on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.81	1.01	1.15	1.2	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called wants to make a payment on her debit card.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrowers called to find out if Servicer had their ATM or checking account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Per comments on XXX, borrower called in advised of new claim due to hurricane XXXXdamaged.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	1	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called about increased payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	0.89	0.83	0	1	1	10	000000000000999998765432	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	XXXX	MOD	Yes	No	Yes	Modification	No		Notes of XXXX indicated modification was completed.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.05	1.02	1.02	1.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Spoke to the borrower and they wanted to know about the negative escrow balance and higher payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	0.89	0.93	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Welcome call was completed and co-borrower set up ACH. Co-borrower said borrower passed away and they would send in death certificate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	11	000000000000099999999876	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Welcome call made to borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to check if ACH forms were received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.73	0.86	0.91	0.94	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  A payment in the amount of  $XXX .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  3rd party authorized called to inquire about homeowners insurance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  Per comments dated XXX, there is evidence of property damage; per comments dated XXX, the borrower stated that contractor ran away with insurance money and homeowner plans to take contractor to court  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.67	0.78	0.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to make a payment of $XXX to ward escrows.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.51	1.26	1.17	1.13	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to confirm payment draft date and was advised of escrow payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.11	1.07	1.05	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower made a one time draft payment in the amount of $XXX  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.83	1.08	1.11	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in about letter informing him we requested flood insurance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.01	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to discuss the service transfer and making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.15	1.77	2.29	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Co-borrower called about W-9 and general account info.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to follow up on increase in payment due to escalation. Advised had transferred over with negative balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1.04	1.06	1.07	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to verify loan status post modification, the borrower stated no longer impacted by COVID
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.13	1.01	4	1	1	4	000000000000765432110110	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modiifcation	XXXX	MOD	Yes	No	Yes	Modiifcation	No		On XXXX a modification was completed	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to get payment link.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On the borrower contacted the servicer to discuss payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		2.52	1.77	1.58	1.49	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borr called to request for monthly payment breakdown to be as it was with prior servicer. Borr advised payment was only towards principle. Servicer advised still in updating process as loan was recently acquired. Also advised borr can also speak with AM for further assistance. Call transferred to AM queue. Servicer believes borr  made two payments XXX & XXX, both payments went to interest only.  The XXX statement  shows that the allocation of principal and interest, can this be reviewed for  possible correction. Servicer noted this is a DSI loan and submitted task.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  A payment in the amount of $XXXX was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to schedule a payment over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.06	1.03	1.02	1.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in to inquire about monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0	0.5	0.67	0.75	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Authorized Third Party called on XXX to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  ACH payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.67	0.78	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.98	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in regarding spreading escrow shortage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1	1.11	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower made payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.04	1.05	1.06	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to make a payment of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.93	0.97	0.98	0.98	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.01	1.01	1.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	mod	XXXX	MOD	Yes	No	Yes	mod	No			Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Spoke to the borrower and they set up auto ach payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to confirm receipt of $XXX payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to set up ach payment for the XX of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A water damage claim with a date of loss of XXX was classified as Stamp & Go with all funds of $XXX endorsed and released to the borrower on XXX with no repairs status evident.  The damage repair amount is estimated at $XXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Comments on XXX indicates borrower called in to make a payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to schedule a payment, discuss the escrow and to request to be set up on auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.68	0.87	0.93	0.96	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower called in to inquire about transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.93	0.97	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to make a payment inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.72	0.91	0.97	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Co-borrower called to confirm ACH set up on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to make a payment and to set up the automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0	0.84	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower request their insurance policy and to have escrow removed from their account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower wanted to confirm their loan transfer information, rep informed them of their payment due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.05	1.03	1.02	1.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in to find out the loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The Borrower called on XXX in reference to referral received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.48	1.07	1.05	1.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to get auto ACH set up for the first of every month. Agent advised not possible, and they can put it for the XX. Scheduled payment IAO $XXX  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the borrower contacted the servicer to schedule payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Authorized party called in to see if payment posted from XXX.  Advised to call back, can take 24 hours to post to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.83	0.78	0.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX The borrower contacted the servicer to discuss the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to make a payment and set up ACH.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Spoke with borrower in regards to payment increasing. and reason why
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.84	0.92	0.72	0.79	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the 3rd party called the Servicer to advise that they had made a claim with the prior insurance company and they would not extend coverage. The 3rd party also made a payment in the amount of $XXX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XXX the 3rd party called to advise that there was a claim for hail damage and had a check that needed to be endorsed and send in. The Servicer provided instructions. On XXXX the 3rd party called about the status of the claim check. The Servicer advised that it mailed out in the amount of $XXX. On XXX the 3rd party called the Servicer and advised that they had made a claim with the previous insurance company and advised that the insurance company would not extend the coverage. The current servicer gave the 3rd party the loss draft department number. No property inspection was received to ensure the damage was resolved.  The damage repair amount is estimated at $XXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.83	0.89	1	3	0	0	0	001000000000000101000000	Yes	No	N/A	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to cancel automatic payment draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.84	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to confirm ach draft. Borrower was advised last payment could not be rafted and needed to update account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower would like the account updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.67	0.78	0.84	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	mod	XXXX	MOD	Yes	No	Yes	mod	No			Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to confirm the date of the autodraft. The Servicer informed the borrower the funds would be drafted on XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the Borrower called the Servicer regarding the loan boarding at the new servicer's office. The Servicer completed the welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.67	0.78	0.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to inquire about XXXX tax form
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower made a payment in the amount of $XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.84	0.9	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.84	0.9	0.93	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.67	0.82	0.96	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in the make a payment and reset password for online services
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.08	6	0	0	0	000000000001111011000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Comments on XXX indicates borrower called in to inquire why billing statement showed overdue payment. Borrower was advised that billing statement was generated before the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.67	0.78	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Not impacted
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.87	0.91	0.94	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Spoke to authorized third party and they called to schedule a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.36	0.55	0.76	0.86	0	0	1	1	000000000000000000000043	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Authorized third party called to inquire on how to send insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower and authorized third party call in for options for transferring loan to another person or selling to authorized third party.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.01	1.09	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  ACH payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	0.92	0	0	1	11	000000000000999998765443	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0	0.5	0.67	0.75	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXX the Borrower called the Servicer with questions about the ACH that was set up and how to fill in the W-9 form as they were tax exempt.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.84	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The Borrower called on XXX in reference to payment sent and was provided with the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower was returning a call. The Servicer informed the borrower the call was made in error.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.35	1.18	1.12	1.09	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the borrower contacted the servicer to discuss scheduling a payment on account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.96	0.97	0.98	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to set up ACH monthly payments. The borrower scheduled a payment $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  A payment in the amount of  $XXX was made. The payment had been sent to another offices for the past 3 weeks. If the payment is not received then a stop payment was to be requested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower inquired about why their payment was returned, rep stated that XX would call back with account details
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.67	0.78	0.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to inquire if account payment is up to date. Agent advised borrower that account payment is up to date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to make a payment and to set up the automatic payments. It was set up for the XX of every month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.92	0.94	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Comments on XXX indicates borrower called to schedule a payment for $XXX to be drafted on XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.36	1.18	1.45	1.63	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to get payment due and was advised $XXX due XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.34	0.91	1.14	1.11	0	1	3	4	000000000000000054344332	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to set up ACH and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Customer requested escrow shortage be spread over longer term.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.11	1.08	6	0	0	0	000000000000000000111111	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.69	0.87	0.92	0.95	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Spoke to the borrower they needed their account number and assistance with setting up online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.11	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.67	0.89	0.92	2	0	1	0	000000000000000000000311	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment on XXXX indicates a prior modification was completed.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.83	0.89	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The co borrower called in to make a payment and set up auto pay  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to set up the account and confirm the payment was made. The Servicer informed the borrower the payment was showing on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.84	0.9	0.93	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the Borrower called the Servicer and advised that they had made duplicate payments and the payments kept being returned. The Servicer explained how payments could be made and the Borrower disputed and requested to speak with a manager as they believed that they were trying to change their mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to schedule a payment of $XXX. The servicer conducted a welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to make a one time payment,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	The loan was modified on XXXX.	1	0.67	1.54	1.32	2	2	5	2	000000005433333212100000	Yes	No	Other	Temporary		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	modification	XXXX	MOD	Yes	No	Yes	modification	No		Forbearance plan completed. Comments on XXXX indicated a Non-HAMP modification was completed	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower confirmed payment recently made and inquired about evidence of property taxes paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower wanting to know when next payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.67	0.78	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the borrower contacted the servicer to discuss making a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to discuss the removal of the escrow for taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower inquired about their billing statement showing double, call dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Adjustment completed XXXX	1	1	1	1	1	1	1	7	000000000000098876543210	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.02	1.01	1.01	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  A payment in the amount of $XXXX and online access was set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The Borrower called on XXX request assistance with completing W9 and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported an insurance claim due to unspecified wind damage on XXX  A claim check in the amount of $XXX was endorsed and released to the borrower on XXX  There is no evidence repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The Commentary on XXX states Claim funds were released in reference to property damages.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Authorized 3rd party called to verify to confirm if the servicer received homeowners insurance policy. The servicer indeed confirmed yes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Spoke with the borrower and they wanted to make sure the payment was received for XXX and to get the payment address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Welcome call was completed, rep also informed borrower to send in their insurance within 60 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0	0.82	1.24	1.39	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	1	2	2	000000000000000000074323	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borr called stated went online and made payment with confirmation, but received call stating payment was never made. Servicer advised no payment was made but returned by bank as  nsf, rfd borr said don't know why. Borr did draft for XXXX with confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.84	0.9	0.93	0	0	0	0	000000000000000000000000	No	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower was called to give an update on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-New Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	No	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to confirm the escrow account was being removed. The Servicer  located the letter of request dated XXX and informed the borrower the escrow should be removed. The Servicer also informed the borrower the monthly payment will be adjusted once the issue is resolved and ta refund will be issued for extra payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The authorized third party call in regarding billing statement and payments made
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.02	1.03	1.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to set up an ACH payment for XXX and inquiring about a W9 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called about higher payment reflected on billing statement and servicer advised it was an error.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.11	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The language , email and phone was updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.34	0.67	0.89	0.75	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  ACH payment processed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called about their son taking over loan. Servicer said son could be added as an authorized party. Servicer also advised borrower could refinance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	001000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Adjustment completed XXXX	0.67	1.05	1.03	1.21	2	1	1	8	000000000000776655543211	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.78	0.98	1.04	1.05	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower made a payment iao $XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	The loan was modified on XXXX.	1	1.17	1.22	1	0	0	1	16	000000099999999999876543	Yes	No	UTD	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to advise okay with having the forced placed insurance for the flood policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Unauthorized called in inquired about insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower inquired about the statement showing due for more than expected, was advised to disregard.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  On XXXX the borrower contacted the servicer to discuss making a one time draft payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.11	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  On XXXX the Borrower called the Servicer and asked if they were current. The Servicer advised that they were current and provided the next due date.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Draft payment processed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower stated that welcome package was mailed back in and wanted to set up ach draft. Borrower was advised will need to make the May payment and send banking information for ach for the following month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called to verify current amount due
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  On XXXX the Borrower called the Servicer regarding a refinance and advised that they were trying to submit an insurance claim check but the loan was service transferred. The Servicer transferred the call to their loss draft department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XXXX borrower stated she has insurance claim check to submit. No evidence claim funds received or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in to verify payment was received the borrower was told of all payment options available
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.85	0.91	0.93	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower made a payment in the amount of $XXXX and completed the welcome call.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The most recent contact was a call in to request a the hazard insurance company information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.72	0.84	0.91	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Spoke to the borrower they called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  UTP called in. Servicer advised UTP not authorized on file and advised to send s11 docs to SII email and fax. UTP wanted to make payment. Servicer scheduled payment effective XXXX  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.06	1.03	1.02	1.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The last contact with the borrower confirmed the payment is escrowed. The customer was informed need reaffirmation letter as well.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is evidence of reaffirmation.  reaffirmation was entered XXXX,
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Informed the Authorized Third Party the statement was generated prior to payment had been posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.84	0.9	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The Borrower called on XXXX to set up automatic draft on account and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in to set up auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The ATP called to set up an ACH.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	Death of Mortgagor	Permanent		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.11	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrowers called about a letter they received regarding the taxes.  The Servicer informed them the taxes would be paid on XXX  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.84	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in regarding account maintenance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower scheduled their payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Inquiry on late notice received on XXX A payment was made on XXX and XXX and on XXX The account was set on autodraft and should not receive late notices.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called to verify account status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.85	1.01	1.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.12	1.06	1.04	0.95	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  A welcome call was completed and payment was made
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	1	1	1	3	000000000000000065432100	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. XXX - The authorized third party called in and advised of property damages and was provided with loss draft number and call was transferred. There is no evidence of claim filing information or that the damages have been repaired. The cause of loss and date of loss not located in comments.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the Borrower called the Servicer and set up a payment in the amount of $XXXX and set up an ach for ongoing payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower scheduled their payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower scheduled a payment over the phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called to schedule a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.84	0.9	0.93	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower stated he should not be being called about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	mod	XXXX	MOD	Yes	No	Yes	mod	No			Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Spoke to the customer who stated their spouse passed away,  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.01	1.01	1.01	1.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to find out update on account and set up auto pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.67	0.78	0.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Welcome call made with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.42	1.22	1.15	1.11	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  A payment was to be sent that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.22	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1.29	1.34	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the Borrower called the Servicer and gave authorized for a 3rd party spouse to discuss the account. The Borrower made a payment in the amount of $XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called to schedule a payment over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.11	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in regarding w9 form
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1.02	1.02	1.1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to schedule and set up ACH payments.  Welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.67	0.78	0.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Spoke to the borrower they scheduled a payment effective for XXXX The customer also had a question in regards to their tax payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to make a payment inquiry  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXXX the borrower contacted the servicer to inquire about insurance on his account .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.67	0.78	0.84	4	1	0	0	000000002111100000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  On XXXX the Borrower called the Servicer and requested that the funds in suspense be applied to their deferred balance. The Borrower also wanted to know how to put funds in the suspense account to be applied towards the deferred balance going forward. The Borrower requested that the account be set up as an escrowed account and also wanted to know how to add a 3rd party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.7	0.85	0.9	0.93	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The Borrower called on XXXX in reference to account and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Welcome call completed. Borrower set up ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0	0.67	0.78	0.83	1	0	0	0	000000000000000000000001	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called to set up a payment for XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.7	0.87	0.93	0.96	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  On XXXX the Borrower called the Servicer to get the amount due. The Servicer provided an also advised that the account was on ACH.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	2	1	1	4	000000000000007654321100	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	1.25	1.16	1.12	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in for a welcome call and requested a payoff
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1.11	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		2.38	2.03	1.91	1.68	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The last contact with the borrower and they stated have already made the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.69	0.88	0.94	0.98	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to request a copy of insurance declaration page
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in to find out why there was a bill in the amount of XXXX.  The borrower was advised of suspense and total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to discuss the loan payment made with the prior servicer and to request a loan payoff be sent to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.84	0.89	0.93	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Post-forbearance options were listed and explained.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.77	1.44	0.96	0.72	2	2	1	7	000000099876543221100000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification, Forbearance	XXXX	MOD	Yes	No	Yes	Modification, Forbearance	No		Notes of XXXX indicated modification was completed. Loan was on a pandemic forbearance from XXXX to XXX	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Adjustment completed XXXX	1	1	1	0.92	4	1	1	6	000000001000087665432111	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The Unauthorized third party called in stated is the successor in interest of the borrower who has been deceased since XXXX. The successor in interest documents were discussed. The third party was advised can make payments but needs to send in the required documentation.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  In XXXX the borrower contacted the servicer to discuss an increase in monthly payments which was reflected in the billing statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	The loan was modified on XXXX.	0.67	0.83	0.89	0.92	0	0	0	2	000000000000000000000054	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Loan is in Bankruptcy [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented [1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  On XXXX the Borrower called the Servicer regarding the payments. The Servicer explained that the loan was in bankruptcy and they needed a letter from the attorney authorizing communication with the Borrower. The LOA was sent to the attorney's office. The Borrower made a payment on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On XXX the Servicer noted that the taxes were critically delinquent and the disbursement was denied.	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	UTD	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Poor		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	Yes	Active	XXXX	Chapter 13	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in on XXXX to make a partial payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.01	1.01	1.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to confirm payment previously set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Comments on XXXX indicates borrower called in to check payment status. Servicer advised that the account was caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.03	1.18	1.01	1.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Welcome call was completed. Borrower made a payment and set up ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Spoke with the borrower and they called to follow up on the W-9. The customer was advised it was mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Welcome call
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	Excessive Obligations	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Inbound call from borrower to inquire in flood insurance is on file
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.77	0.88	0.92	0.94	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borr called in to confirm payment. Servicer assisted with request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.43	1.79	1.91	2.15	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Authorized 3rd party called to schedule a payment and set up ach.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.92	0.95	0.96	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.2	1.12	1.09	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in regarding service transfer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called to inquire about payment refund
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.01	1.01	1.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in  payment and inquired on billing statement. Advised billing statement created prior to payment posting,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Authorized third party stated unable to discuss the account at this time but will have the account brought current by XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.67	0.78	0.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Comments on XXX indicates borrower called in to inquire on auto ACH. Servicer stated the borrower set up auto ACH for XXX but drafted on XXX Advised auto ACH was set for XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.67	0.78	0.84	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower 2 called in about loss draft claim check.  Welcome call completed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.38	1.19	1.13	1.09	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXXX the borrower contacted the servicer to discuss making a payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.01	1.02	1.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.18	1.09	1.06	1.05	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.73	0.87	0.91	0.93	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the Borrower called the Servicer and advised that they were trying to make an online payment. The Servicer advised that the loan was boarding and took a payment in the amount of $XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Spoke to the borrower and they set up ach payment to post on XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.69	1.55	1.37	1.28	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [3] Vacant Property - Unsecured	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The most recent contact was a call in to confirm the auto pay set up.  The borrower stated that they are having difficulty making payments due to a medical condition.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is vandalism.  XXXX - The borrower stated that the property is vacant and the borrower stated that it is damaged by vandalism.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	Yes	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in regarding paperless email option and  account was unlocked and password was reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.84	0.9	0.93	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called and was advised the loan is current and next payment is 05.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  A request to supply the Death Certificate was made; manufactured home.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.85	0.91	0.94	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower called to set up ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to find out why payment went up and payment towards escrow
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called to schedule a payment over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.04	1.07	1.05	1.07	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower wanted to set up account online, assisted with loan # walked borrower 2 through.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.5	0.67	0.75	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower made a payment in the amount of $XXXX Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.74	0.99	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.11	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On XXXX the Servicer noted that the taxes were critically delinquent and the disbursement was denied. On XXXX the Servicer noted that a letter was sent to the Borrower to advise of outstanding unpaid taxes. The Servicer noted that once the letter expires they would request updated redemption amounts.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.89	0.78	0.96	0.97	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The authorized third party called stating set up automatic payment. A link was sent to the third party for payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to change ACH draft date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.74	0.87	0.91	0.93	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Comments on XXX indicates borrower called to ask why mortgage statement shows different amount. Agent advised borrower is on a daily simple interest.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the Borrower called the Servicer regarding a letter they received that stated they owed the May and June payment. The Servicer advised that the loan was set up on an ACH and they should disregard the letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Spoke to the borrower they called to get general account maintenance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.68	0.85	0.91	0.94	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower called to set up their autopay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	1	0.92	0	0	1	10	000000000000099999876543	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The servicer discussed automatic draft and billing statement with the customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called regarding payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.84	0.88	16	0	0	0	000000001111111111111111	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to make a one time draft payment in the amount of $XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXXX the Borrower called the Servicer regarding a letter they received regarding the letter they received for proof of insurance. The Borrower agreed to send in the information but advised that the co Borrower was disabled and shouldn't be asked to collect this information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to confirm if they need to send the school tax bill received. The call was disconnected while on hold.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called about escrow removal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.01	1.01	0.89	1.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The welcome call was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  UTP called with Borr on the phone. mm read. Borr gave authorization to  speak with UTO regarding account maintenance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.02	1.01	1.01	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called to make a payment. A written payoff statement request was received on XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.13	1.13	1.13	1.13	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Welcome call
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.6	0.8	0.87	0.97	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower made a payment and set up ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower called to make payment on account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	1	1	1	0	000000000000000321000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  On XXXX the borrower contacted the servicer to discuss insurance email on account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.78	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The Servicer made the welcome call , discussing general account information with the borrower. The Servicer also scheduled a payment in the amount of $XXXX for XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to ask about skipping a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The most recent contact was a call in to set up auto payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Third party called to make a payment and set up ACH.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  A payment in the amount of $XXXX was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	No	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.67	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Servicer contacted borr, whom stated on call would make payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.6	1.46	1.82	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the Borrower called and made a payment in the amount of $XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to discuss the hazard insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The Servicer spoke with the A3P, and informed him the borrower was unavailable.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Payment processed by borrower  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borr called to set up ach effective. Servicer assisted by setting up ach and advised confirmation letter generated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The ATP called to request a payoff.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.83	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	N/A	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Spoke to authorized third party who stated the customer is eighty three years old.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.68	0.78	0.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower made a one time draft payment in the amount of XXXX and set this as an automatic monthly payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.96	0.97	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  ACH payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Comments on XXXX indicates borrower called in to find out when the next payment is due. Agent advised borrower that payments are due every 15th of the month but borrower has a grace period of 15 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.75	0.93	1	1.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called inquired about unpaid balance deferred advised amount and confirmed auto draft.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.83	0.99	1.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Unauthorized called to verify mortgage clause.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  On XXXX the Borrower called the Servicer and requested to have the escrow account closed as they pay their own taxes. The Servicer advised to pay the shortage and the Borrower declined and the Servicer advised that the Borrower should request the removal in writing.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The Borrower requested that the escrow be closed and the Servicer advised to pay the shortage and request the closure of the tax dispute in writing. There was no additional information received as of the status date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.07	1.03	1.02	1.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to set up auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.11	1.06	1.04	1.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Co-borrower made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borr called in stated had set up auto draft and was inquiring as to why payment did not draft. Servicer advised account has no auto draft set up. Borr set up auto ACH effective XXX Borr also scheduled a one time draft for XXXX. Servicer provided confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower informed the Servicer they will call back at the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.71	0.52	0.68	0.77	7	6	0	0	000000000002112122211211	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The commentary of XXXX indicated that the borrower is deceased.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0	0.65	0.77	0.9	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower advised the Servicer they received a notice of a returned check dated XXXX due to the check being sent to  the wrong address. The borrower also stated a stop payment was placed on the check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.84	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  ACH payment processed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the Borrower called the Servicer regarding an insurance letter they received. The Borrower advised that they had their own insurance and the Servicer advised them to send in a copy of the policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.97	1.12	1.16	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Unauthorized third party called for status of successor in interest advised pending response.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Co-borrower stated they did not receive statement and made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	1	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Authorized party called to request  fax number to send proof of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The Servicer made the welcome call and updated the address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	2.5	3.11	3.42	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to request that auto draft documents be mailed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.81	0.87	1.11	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower completed welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called welcome call completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.95	0.85	0.89	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borr called in requested billing statement be sent secure via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower scheduled their payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to discuss recent payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000000000000000001000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.83	0.89	1	3	4	1	0	000000000000112223210000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in a one time draft payment in the amount of $XXXX, and to set up automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower called in to inquire about payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Adjustment completed XXXX	1.41	1.04	1.02	1.02	1	1	1	4	000000000000007654321000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to confirmed the May payment was received. The Servicer informed the borrower the April payment was received but the account was still due for May and June. The borrower made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX  The dispute type is Verbal and the reason is Payment Dispute.  Unable to determine if the dispute is resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.37	1.19	1.12	1.01	0	0	0	0	000000000000000000000000	No	No	UTD	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  ACH payment processed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to confirm that the account is updated to remove the co-borrowers name due to death.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to set up autopay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1.33	1.56	1.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Authorized third party made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  A W9 form inquiry was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	Yes	Yes	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On 6/6/22 the borrower contacted the servicer to schedule payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower called in to make sure payment for May was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.75	0.93	1	1.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower and authorized third party called to make a payment and borrower set up ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower made a payment in the amount of $XXXX  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.39	0.75	0.83	0.87	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The most recent contact was a call in to request a billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.86	0.92	0.96	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in for new loan number and online registration help
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  On XXXX the Borrower called the Servicer and the welcome call was completed. The Borrower set up an ACH for the XXXXth of every month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.1	1.1	1.1	1.1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called to set up auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in and the new servicer conducted a welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.01	1.01	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  3rd party called to set biweekly payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	0.84	0.97	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	mod	XXXX	MOD	Yes	No	Yes	mod	No			Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  ACH payment processed  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.94	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No